Voya Small Cap Growth Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya Small Cap Growth Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 693
Expense Example, No Redemption, 3 Years	943
Expense Example, No Redemption, 5 Years	1,212
Expense Example, No Redemption, 10 Years	1,978
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,306
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	539
Expense Example, No Redemption, 10 Years	1,199
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,768
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201